Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of option /warrant valued using a Black-Scholes option pricing model with assumptions
Nine Months Ended September 30,
	2016	2015
Volatility	129-.70% - 183.62%	113.46% - 141.78%
Risk-free interest rate	0.44% - 1.78%	0.08% - 1.88%
Expected term	2.25 - 10 years	0.25 - 5 years

	Years Ended December 31,
	2015	2014

Volatility	122.87%	-
Risk-free interest rate	1.91%	-
Expected term	6.06 years	-

Summary of stock option / warrant activity
Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Life (years)
Outstanding at December 31, 2015	50,000	$0.50	10.0
Granted	-
Exercised	-
Forfeited	-
Outstanding at September 30, 2016	50,000	0.50	9.2
Exercisable at September 30, 2016	10,000	$0.50	9.2

	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual
	Shares	Price	Life (years)
Outstanding at December 31, 2013	105,000	$11.03	2.6
Granted	-	-
Exercised	-	-
Forfeited	(56,000)	10.26
Outstanding at December 31, 2014	49,000	11.01
Granted	50,000	0.50
Exercised	-	-
Forfeited	(49,000)	11.92
Outstanding at December 31, 2015	50,000	$0.50	10.0

Exercisable at December 31, 2015	1,000	$0.50	10.0

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of option /warrant valued using a Black-Scholes option pricing model with assumptions
			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(in years)	Value
Outstanding as of December 31, 2015	40,026,431	$1.83	4.6	$54,932,218
Granted	19,254,051	-
Expired	(110,000)	-
Exercised	(12,577)	-

Outstanding as of September 30, 2016	59,157,905	$0.83	4.9	$60,709,026

Exercisable as of September 30, 2016	57,220,405	$0.83	4.9	$60,709,026

			Weighted
		Weighted	Average Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(in years)	Value
Outstanding as of December 31, 2013	19,556,983	$3.60	4.7	$-
Granted	1,707,000	2.50
Expired	(12,000)
Exercised	-
Outstanding as of December 31, 2014	21,251,983	$2.53	3.8	$-
Granted	15,481,234	0.75
Warrants issued related to reset provision	5,284,500	2.50
Expired/Cancelled	(162,850)	3.00
Exercised	(1,828,436)	2.41

Outstanding as of December 31, 2015	40,026,431	$1.83	4.6	$54,932,218

Exercisable as of December 31, 2015	38,826,431	$1.88	4.6	$54,932,218

Summary of stock option / warrant activity
Year Ended December 31,
	2015	2014
Volatility	108.72% - 132.58%	98.25% - 102.46%
Risk-free interest rate	.725% - 2.27%	.670% - .825%
Expected term	3 - 10 years	4.25 - 5 years